UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.6%
AUSTRALIA 4.7%
REAL ESTATE
DIVERSIFIED 0.0%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0

RETAIL 4.7%
Novion Property Group(b)	4,049,421	7,714,018
Scentre Group(b)	1,845,913	5,243,933
Westfield Corp.(b)	1,185,329	8,590,214
		21,548,165
TOTAL AUSTRALIA		21,548,165

BERMUDA 1.0%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	380,148	4,668,217

BRAZIL 0.4%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	328,740	1,744,875

CANADA 0.1%
REAL ESTATE—DIVERSIFIED
Pure Industrial Real Estate Trust	177,440	707,490

CHINA 1.1%
REAL ESTATE—RESIDENTIAL
China Vanke Co. Ltd., Class H (HKD)(b),(c)	2,274,400	5,355,072

FRANCE 6.3%
REAL ESTATE
DIVERSIFIED 2.5%
Fonciere des Regions(b)	46,266	4,581,433
Fonciere des Regions (NEW)(c)	1,553	149,870
Gecina SA(b)	50,962	6,892,660
		11,623,963

RETAIL 3.8%
Klepierre(b)	355,341	17,449,421
TOTAL FRANCE		29,073,384

GERMANY 2.9%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG(b)	429,119	10,975,470
LEG Immobilien AG(b),(c)	28,589	2,267,825
TOTAL GERMANY		13,243,295

	Number of Shares	Value
HONG KONG 7.3%
REAL ESTATE
DIVERSIFIED 3.7%
New World Development Co., Ltd.(b)	6,367,851	$7,390,718
Sun Hung Kai Properties Ltd.(b)	228,158	3,521,020
Wharf Holdings Ltd.(b)	871,624	6,073,436
		16,985,174

OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,271,943	9,603,170

RETAIL 1.5%
Link REIT(b)	1,179,000	7,250,637
TOTAL HONG KONG		33,838,981

ITALY 0.4%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(b)	2,144,548	1,681,308

JAPAN 12.5%
REAL ESTATE
DIVERSIFIED 8.0%
Hulic Co., Ltd.(b)	321,500	3,612,386
Mitsubishi Estate Co., Ltd.(b)	142,335	3,301,026
Mitsui Fudosan Co., Ltd.(b)	445,877	13,094,513
Nomura Real Estate Master Fund(b)	3,433	4,265,753
Sumitomo Realty & Development Co., Ltd.(b)	215,000	7,740,292
Tokyo Tatemono Co., Ltd.(b)	654,000	4,791,406
		36,805,376

INDUSTRIALS 0.5%
Nippon Prologis REIT(b)	951	2,093,501

OFFICE 2.7%
Hulic REIT(b)	3,046	4,681,031
Nippon Building Fund(b)	1,136	5,580,620
Nomura Real Estate Office Fund(b)	473	2,297,414
		12,559,065

RETAIL 1.3%
AEON Mall Co., Ltd.(b)	305,100	6,041,927
TOTAL JAPAN		57,499,869

	Number of Shares	Value
NETHERLANDS 3.5%
REAL ESTATE
DIVERSIFIED 1.1%
Nieuwe Steen Investments NV(b)	1,076,304	$4,844,082

RETAIL 2.4%
Wereldhave NV(b)	166,581	11,193,771
TOTAL NETHERLANDS		16,037,853

SINGAPORE 3.3%
REAL ESTATE
DIVERSIFIED 1.6%
Capitaland Ltd.(b)	1,412,000	3,680,478
City Developments Ltd.(b)	490,204	3,593,041
		7,273,519

INDUSTRIALS 1.7%
Ascendas REIT(b)	1,253,700	2,364,769
Global Logistic Properties Ltd.(b)	2,863,000	5,525,860
		7,890,629

OFFICE 0.0%
Keppel REIT(b)	137,003	119,827
TOTAL SINGAPORE		15,283,975

SPAIN 0.8%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(b),(c)	147,736	1,946,616
Lar Espana Real Estate Socimi SA(b),(c)	141,444	1,628,099
TOTAL SPAIN		3,574,715

UNITED KINGDOM 8.6%
REAL ESTATE
DIVERSIFIED 2.8%
Land Securities Group PLC(b)	695,628	12,914,524
INDUSTRIALS 0.7%
Segro PLC(b)	531,215	3,280,357
OFFICE 1.5%
Derwent London PLC(b)	138,332	7,010,389
RETAIL 2.4%
Hammerson PLC(b)	1,118,999	11,020,075

	Number of Shares	Value
SELF STORAGE 1.2%
Big Yellow Group PLC(b)	563,703	$5,415,707
TOTAL UNITED KINGDOM		39,641,052

UNITED STATES 44.7%
REAL ESTATE
DIVERSIFIED 3.3%
American Assets Trust	52,638	2,278,173
Vornado Realty Trust	117,275	13,134,800
		15,412,973
HEALTH CARE 4.0%
Health Care REIT	170,700	13,205,352
Omega Healthcare Investors	131,431	5,332,156
		18,537,508
HOTEL 3.3%
Extended Stay America	229,562	4,483,346
Host Hotels & Resorts	326,345	6,585,642
La Quinta Holdings(c)	180,497	4,274,169
		15,343,157
INDUSTRIALS 0.8%
Gramercy Property Trust	127,126	3,568,427

OFFICE 7.4%
BioMed Realty Trust	102,033	2,312,068
Douglas Emmett	200,670	5,981,973
Empire State Realty Trust, Class A	215,699	4,057,298
Equity Commonwealth(c)	177,060	4,700,943
Kilroy Realty Corp.	54,240	4,131,461
SL Green Realty Corp.	99,664	12,794,864
		33,978,607
RESIDENTIAL 12.5%
APARTMENT 11.0%
American Homes 4 Rent, Class A	307,910	5,095,911
Apartment Investment & Management Co.	189,228	7,448,014
Education Realty Trust	31,358	1,109,446
Equity Residential	271,169	21,113,218
Home Properties	50,817	3,521,110
Monogram Residential Trust	200,016	1,864,149
Starwood Waypoint Residential Trust	160,457	4,147,813

	Number of Shares	Value
UDR	189,065	$6,433,882
		50,733,543
MANUFACTURED HOME 1.5%
Sun Communities	101,272	6,756,868
TOTAL RESIDENTIAL		57,490,411

SELF STORAGE 4.7%
Extra Space Storage	143,302	9,682,916
Public Storage	61,320	12,088,625
		21,771,541

SHOPPING CENTERS 8.7%
COMMUNITY CENTER 3.9%
DDR Corp.	572,161	10,653,638
Regency Centers Corp.	106,033	7,214,485
		17,868,123

FREE STANDING 1.0%
Spirit Realty Capital	376,471	4,547,770

REGIONAL MALL 3.8%
General Growth Properties	45,325	1,339,353
Macerich Co. (The)	51,697	4,359,608
Simon Property Group	60,981	11,930,323
		17,629,284
TOTAL SHOPPING CENTERS		40,045,177
TOTAL UNITED STATES		206,147,801
TOTAL COMMON STOCK (Identified cost—$390,454,578)		450,046,052

SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)	2,300,000	2,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,300,000)		2,300,000

TOTAL INVESTMENTS (Identified cost—$392,754,578)	98.1%	$452,346,052

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	8,738,984

NET ASSETS	100.0%	$461,085,036

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 49.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c) Non-income producing security.

(d) Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	24.3
Retail	16.5
Residential	16.5
Office	13.7
Shopping Centers	8.7
Self Storage	5.9
Hotel	4.3
Health Care	4.0
Industrials	3.7
Other	2.4
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were $4,097,407 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$21,548,165	$—	$21,548,165	$—	(a)
Bermuda	4,668,217	4,668,217	—	—
Brazil	1,744,875	1,744,875	—	—
Canada	707,490	707,490	—	—
France	29,073,384	149,870	28,923,514	—
Hong Kong	33,838,981	9,603,170	24,235,811	—
United States	206,147,801	206,147,801	—	—
Other Countries	152,317,139	—	152,317,139	—
Short- Term Investments	2,300,000	—	2,300,000	—
Total Investments(b)	$452,346,052	$223,021,423	$229,324,629	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$392,754,578
Gross unrealized appreciation	$64,787,023
Gross unrealized depreciation	(5,195,549)
Net unrealized appreciation	$59,591,474

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 27, 2015